PREPAYMENTS AND OTHER CURRENT ASSETS, NET (Details)	1 Months Ended
	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	May 31, 2021 CNY (¥)	May 31, 2021 USD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Prepayments and other current assets
Employee advances	¥ 239,382						$ 37,076	¥ 2,292,700
Prepayments and deposits	152,722,234						23,653,662	1,551,118
Input VAT recoverable	11,737,005						1,817,831	1,780,484
Others	2,087,664						323,337	4,231,165
Prepayments and other current assets, total	166,786,285						$ 25,831,906	¥ 9,855,467
Perpayments for purchased servers for the cryptocurrency business					¥ 154,600,000	$ 23,900,000
Advance payment on purchase of office equipment	¥ 300,000	$ 40,000.00	¥ 300,000	$ 40,000.00